Inventory - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Inventories [Line Items]
Write downs of inventories	$ 5,900	$ 8,400
Write downs reversals of inventories	400
Inventory reserves	4,200	200
Cost of inventories recognized as operating costs	485,400	174,000
Realized changes in fair value of inventory sold	214,901	91,080
Cost of Sales [member]
Disclosure Of Detailed Information About Inventories [Line Items]
Inventory reserves	4,000	0
Cost of inventories recognized as operating costs	$ 270,500	$ 82,900